INVESTMENTS - Investments breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	R$ 355,520	R$ 354,200
Goodwill	228,887	233,399
Other investments evaluated at fair value through other comprehensive income - Celluforce	23,606	24,917
Total investments	R$ 608,013	R$ 612,516